Submission	Dec. 18, 2025
Submission [Line Items]
Central Index Key	0002083843
Registrant Name	STUDENT LIVING EDUVATION (HOLDINGS) CORPORATION
Registration File Number	333-292442
Form Type	F-1
Submission Type	F-1/A
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A